Operating Segments - Schedule of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Segments [Line Items]
External	$ 1,306	$ 2,879	$ 1,347
Total	1,306	2,879	1,347
Segment loss (gain)	7,316	6,815	8,287
Company’s share of losses of company accounted for at equity, net		210	109
Equity losses from the investment in MitoCareX	429
Finance expense (income), net	(259)	(1,164)	(5,818)
Tax Income (expense)	(14)	22	14
Loss	7,472	5,883	2,592
Segment Assets	10,171	11,182
Segment Liabilities	1,420	1,595
Drug Development [Member]
Schedule of Operating Segments [Line Items]
External
Total
Segment loss (gain)	4,873	5,359	8,405
Segment Assets	8,407	7,069
Segment Liabilities	1,194	1,441
Online Sales [Member]
Schedule of Operating Segments [Line Items]
External	1,306	2,879	1,347
Total	1,306	2,879	1,347
Segment loss (gain)	2,443	1,456	$ (118)
Segment Assets	1,764	4,113
Segment Liabilities	$ 226	$ 154